Business Combination - Additional Information (Detail) ¥ in Millions								12 Months Ended
		Dec. 06, 2016 JPY (¥)	Jun. 01, 2016	May 02, 2016 JPY (¥)	Nov. 03, 2015 JPY (¥)	Oct. 19, 2015 JPY (¥)	Sep. 04, 2015 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Aug. 01, 2016	Sep. 08, 2015
Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods								18 years
Trademark
Business Acquisition [Line Items]
Weighted average amortization periods								9 years
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired											70.23%
Payment to acquire business							¥ 12,134
Acquisition related costs									¥ 232
Acquisition price of common stock	[1]						¥ 17,274
Ordinary shares allocated and delivered to shareholders of the acquiree for every 1 ordinary share of acquiree										0.032
Nihon Inter Electronics Corporation | Technology
Business Acquisition [Line Items]
Weighted average amortization periods							8 years
Nihon Inter Electronics Corporation | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods							17 years
Nihon Inter Electronics Corporation | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods							21 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired						60.00%
Payment to acquire business						¥ 5,733
Acquisition related costs									68
Business acquisition percentage of remaining voting interests to be acquired			12.50%			40.00%
Business acquisition percentage of voting interests to be acquired						100.00%
Business acquisition additional percentage of common shares acquired			27.50%
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Stockholders
Business Acquisition [Line Items]
Payment to acquire business						¥ 3,538
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Escrow Deposit
Business Acquisition [Line Items]
Payment to acquire business						¥ 2,195
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods						20 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods						10 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization periods						6 years
SGS Tool Company
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired				100.00%
Payment to acquire business				¥ 9,046
Acquisition related costs								¥ 282
SGS Tool Company | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods				15 years
SGS Tool Company | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods				2 years
Annodata Limited and Annodata Communication Systems Limited
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired		90.00%
Payment to acquire business		¥ 9,623
Acquisition related costs								¥ 55
Business acquisition percentage of remaining voting interests to be acquired		10.00%
Acquisition price of common stock		¥ 10,743
Business acquisition, contingent consideration		1,120
Business acquisition, maximum contingent consideration		¥ 1,471
Business acquisition percentage of voting interests to be acquired		100.00%
Annodata Limited and Annodata Communication Systems Limited | Stockholders
Business Acquisition [Line Items]
Payment to acquire business		¥ 6,062
Annodata Limited and Annodata Communication Systems Limited | Escrow Deposit
Business Acquisition [Line Items]
Payment to acquire business		¥ 3,561
Annodata Limited and Annodata Communication Systems Limited | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods		20 years
Annodata Limited and Annodata Communication Systems Limited | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods		10 years
Annodata Limited and Annodata Communication Systems Limited | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization periods		3 years
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired					100.00%
Payment to acquire business					¥ 3,508
Acquisition related costs									¥ 129
Acquisition price of common stock					3,727
Business acquisition, contingent consideration					219
Business acquisition, maximum contingent consideration					¥ 332
Ceyoniq Technology GmbH | Technology
Business Acquisition [Line Items]
Weighted average amortization periods					7 years
Ceyoniq Technology GmbH | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods					17 years
Ceyoniq Technology GmbH | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods					5 years

[1]	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen which was the price of tender offer for per common share by NIEC's total number of common shares issued after deducting of the treasury shares.